Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (483)	$ 81	$ 421	$ (2,917)
Experience adjustments	1		1	1
Return on plan assets (excluding interest based on discount rate)	313	338	(248)	2,180
Total remeasurements of employee benefit plans	(169)	419	174	(736)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(45)	16	45	(241)
Experience adjustments		(1)	(2)	(4)
Total remeasurements of employee benefit plans	$ (45)	$ 15	$ 43	$ (245)